Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended	41 Months Ended	60 Months Ended	61 Months Ended	68 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000206642
Average Annual Return [Line Items]
Average Annual Return, Percent	11.57%			10.12%	10.68%
C000206641
Average Annual Return [Line Items]
Average Annual Return, Percent	13.12%			10.49%		10.87%
C000206644
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%			8.69%		9.27%
C000206643
Average Annual Return [Line Items]
Average Annual Return, Percent	2.77%			3.16%	3.76%
C000228883
Average Annual Return [Line Items]
Average Annual Return, Percent	13.18%		1.87%
C000228884
Average Annual Return [Line Items]
Average Annual Return, Percent	12.01%		2.18%
C000240441
Average Annual Return [Line Items]
Average Annual Return, Percent	1.39%	3.52%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	23.81%			13.86%	14.47%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	25.02%			14.53%		14.83%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	25.02%			14.53%		14.83%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	3.82%			4.73%	5.38%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	25.02%		10.52%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index
Average Annual Return, Percent	25.02%		10.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	1.86%
Victory U.S. Small Cap Volatility Weighted BRI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory US Small Cap Volatility Weighted BRI Index
Average Annual Return, Percent	12.20%			10.78%	11.34%
Victory US Large/Mid Cap Volatility Weighted BRI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory US Large/Mid Cap Volatility Weighted BRI Index
Average Annual Return, Percent	13.72%			11.09%		11.47%
Victory U.S. Large Cap High Dividend Volatility Weighted BRI Ind
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory US Large Cap High Dividend Volatility Weighted BRI Index
Average Annual Return, Percent	12.59%			9.27%		9.85%
Victory International 500 Volatility Weighted BRI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory International Volatility Weighted BRI Index
Average Annual Return, Percent	3.52%			3.83%	4.46%
Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory US Large/Mid Cap Long/Cash Volatility Weighted BRI Index
Average Annual Return, Percent	13.72%		1.96%
Victory US Large Cap High Dividend Long/Cash Vol Wtd BRI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Victory US Large Cap High Dividend Long/Cash Volatility Weighted BRI Index
Average Annual Return, Percent	12.59%		2.45%
Bloomberg US Treasury Bellwethers 3-Month Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bellwethers 3-Month Index
Average Annual Return, Percent	5.29%	5.27%